Condensed Consolidated Statement of Changes in Equity - AUD ($)	Issued capital [member]	Share premium [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance at Jun. 30, 2022	$ 2,860	$ 2,579,627	$ 2,279,640	$ 945,420	$ 5,807,547
IfrsStatementLineItems [Line Items]
(Loss) profit for the period attributable to members of the parent entity			1,432,693	412,277	1,844,970
Issuance of shares to SPAC shareholders
Issuance of shares to SPAC founders
Conversion of convertible notes
Recapitalizations costs
Costs attributable to the issuance of shares in connection with the business combination
Issuance of convertible note – equity component
Balance at Jun. 30, 2023	2,860	2,579,627	3,712,333	1,357,697	7,652,517
IfrsStatementLineItems [Line Items]
(Loss) profit for the period attributable to members of the parent entity			1,096,364	314,167	1,410,531
Balance at Sep. 30, 2023	2,860	2,579,627	4,808,697	1,671,864	9,063,048
Balance at Jun. 30, 2023	2,860	2,579,627	3,712,333	1,357,697	7,652,517
IfrsStatementLineItems [Line Items]
(Loss) profit for the period attributable to members of the parent entity					2,380,919
Balance at Dec. 31, 2023	2,860	2,579,627	5,544,365	1,906,584	10,033,436
Balance at Jun. 30, 2023	2,860	2,579,627	3,712,333	1,357,697	7,652,517
IfrsStatementLineItems [Line Items]
(Loss) profit for the period attributable to members of the parent entity			(21,662,555)	431,874	(21,230,681)
Issuance of shares to SPAC shareholders	19	3,024,191			3,024,210
Issuance of shares to SPAC founders	409	(5,791,835)			(5,791,426)
Issuance of shares in exchange for advisory services	107	(107)
Conversion of convertible notes	23	2,300,590			2,300,613
Conversion of rights	144	(144)
Recapitalizations costs		16,126,854			16,126,854
Costs attributable to the issuance of shares in connection with the business combination		(1,315,013)			(1,315,013)
Issuance of convertible note – equity component		140,495			140,495
Balance at Jun. 30, 2024	3,562	17,064,658	(17,950,222)	1,789,571	907,569
Balance at Sep. 30, 2023	2,860	2,579,627	4,808,697	1,671,864	9,063,048
IfrsStatementLineItems [Line Items]
(Loss) profit for the period attributable to members of the parent entity			735,668	234,720	970,388
Balance at Dec. 31, 2023	2,860	2,579,627	5,544,365	1,906,584	10,033,436
Balance at Jun. 30, 2024	3,562	17,064,658	(17,950,222)	1,789,571	907,569
IfrsStatementLineItems [Line Items]
(Loss) profit for the period attributable to members of the parent entity			(613,664)	(32,671)	(646,335)
Balance at Sep. 30, 2024	3,562	17,064,658	(18,563,886)	1,756,900	261,234
Balance at Jun. 30, 2024	3,562	17,064,658	(17,950,222)	1,789,571	907,569
IfrsStatementLineItems [Line Items]
(Loss) profit for the period attributable to members of the parent entity					(966,665)
Balance at Dec. 31, 2024	3,562	17,064,658	(18,892,185)	1,764,867	(59,098)
Balance at Sep. 30, 2024	3,562	17,064,658	(18,563,886)	1,756,900	261,234
IfrsStatementLineItems [Line Items]
(Loss) profit for the period attributable to members of the parent entity			(328,299)	7,967	(320,332)
Balance at Dec. 31, 2024	$ 3,562	$ 17,064,658	$ (18,892,185)	$ 1,764,867	$ (59,098)